The Victory Portfolios
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                  March 2, 2004


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549

            Re:   The Victory Portfolios
                  File Nos. 33-8982; 811-4852
                  ----------------------------

Ladies and Gentlemen:

On behalf of The Victory Portfolios ("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectuses and statement of additional information contained in Post-Effective Amendment No. 72 to Registrant's Registration Statement on Form N-1A, filed on February 27, 2004, constituting the most recent amendment to this Registration Statement ("the Amendment") that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 27, 2004, accession number 0000922423-04-000368.

      If you have any questions or comments regarding this filing, please call
S. Elliott Cohan at (212) 715-9512.

                                Very truly yours,


                                    The Victory Portfolios


                                    By: /s/ Kathleen A. Dennis
                                       ------------------------------------
                                       Kathleen A. Dennis
                                      President